Major Customers and Segments	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 15 — Major Customers and Segments:

The Company had two customers in 2015 and three customers in 2014 which each accounted for more than 10% of sales.

The Company recorded sales of $3,689,132 with the two customers during the year ended 2015. These sales represent 45% of total sales for the year. At June 30, 2015 these customers owed $383,464 to the Company.

The Company recorded sales of $3,744,606 with the three customers during the year ended 2014. These sales represent 52% of total sales for the year. At June 30, 2014 these customers owed $584,242 to the Company.

Sales to U.S. customers represented 86% and 97% of sales in 2015 and 2014, respectively.